Condensed Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Deficit - USD ($)	Total	Series Seed 1 Convertible Preferred Stock [Member]	Series Seed 2 Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Previously Reported [Member]	Previously Reported [Member] Series Seed 1 Convertible Preferred Stock [Member]	Previously Reported [Member] Series Seed 2 Convertible Preferred Stock [Member]	Previously Reported [Member] Common Stock [Member]	Previously Reported [Member] Additional Paid-in Capital [Member]	Previously Reported [Member] Accumulated Other Comprehensive Loss [Member]	Previously Reported [Member] Accumulated Deficit [Member]	Revision of Prior Period, Adjustment [Member] Common Stock [Member]
Balance at Beginning (Shares) at Dec. 31, 2023		3,364,201	64,065						3,364,201	64,065
Balance at Beginning (Values) at Dec. 31, 2023		$ 32,686,557	$ 500,000						$ 32,686,557	$ 500,000
Balance at Beginning (Shares) at Dec. 31, 2023				3,810,340							6,035,000
Balance at Beginning (Values) at Dec. 31, 2023				$ 0				$ (2,455,517)			$ 604			$ (2,456,121)
Issuance of preferred shares, net of issuance costs (Shares)		512,520
Issuance of preferred shares, net of issuance costs (Values)		$ 4,986,059
Issuance of common shares upon exercise of stock option (Shares)				6,314
Issuance of common shares upon exercise of stock option (Values)	$ 1			$ 1
Cancellation of restricted stock awards (Shares)	(189,412)			(189,412)
Cancellation of restricted stock awards (Values)	$ (30)			$ (30)
Retrospective application of the Exchange Ratio to the Company's common shares (Note 1) (Shares)															(2,224,660)
Retrospective application of the Exchange Ratio to the Company's common shares (Note 1) (Value)															$ 0
Stock-based compensation expense (Values)	96,013				$ 96,013
Foreign currency translation adjustment	(10,141)					$ (10,141)
Net loss	$ (9,530,256)						$ (9,530,256)
Balance at Ending (Shares) at Dec. 31, 2024		3,876,721	64,065						3,876,721	64,065
Balance at Ending (Values) at Dec. 31, 2024		$ 37,672,616	$ 500,000						$ 37,673,000	$ 500,000
Balance at Ending (Shares) at Dec. 31, 2024	3,627,242			3,627,242				3,627,242			5,745,000
Balance at Ending (Values) at Dec. 31, 2024	$ (11,899,000)			$ 575	96,013	(10,141)	(11,986,377)	$ (11,899,000)			$ 1,000	$ 96,000	$ (10,000)	(11,986,000)
Balance at Ending (Values) at Dec. 31, 2024	(11,899,930)							$ (11,899,930)
Retrospective application of the Exchange Ratio to the Company's common shares (Note 1) (Shares)															(2,117,758)
Stock-based compensation expense (Values)	21,000				21,000
Net loss	(2,247,000)						(2,247,000)
Balance at Ending (Shares) at Mar. 31, 2025		3,876,721	64,065
Balance at Ending (Values) at Mar. 31, 2025		$ 37,673,000	$ 500,000
Balance at Ending (Shares) at Mar. 31, 2025				3,627,242
Balance at Ending (Values) at Mar. 31, 2025	$ (14,125,000)			$ 1,000	117,000	(10,000)	(14,233,000)
Balance at Beginning (Shares) at Dec. 31, 2024		3,876,721	64,065						3,876,721	64,065
Balance at Beginning (Values) at Dec. 31, 2024		$ 37,672,616	$ 500,000						$ 37,673,000	$ 500,000
Balance at Beginning (Shares) at Dec. 31, 2024	3,627,242			3,627,242				3,627,242			5,745,000
Balance at Beginning (Values) at Dec. 31, 2024	$ (11,899,000)			$ 575	96,013	(10,141)	(11,986,377)	$ (11,899,000)			$ 1,000	96,000	(10,000)	(11,986,000)
Issuance of common shares upon exercise of stock option (Shares)				4,923
Issuance of common shares upon exercise of stock option (Values)	10,000				10,000
Retrospective application of the Exchange Ratio to the Company's common shares (Note 1) (Shares)															(2,117,758)
Stock-based compensation expense (Values)	85,000				85,000
Foreign currency translation adjustment	(6,000)
Foreign currency translation adjustment (Values)	(6,000)					(6,000)
Net loss	(7,440,000)						(7,440,000)
Net loss	(7,440,000)
Balance at Ending (Shares) at Sep. 30, 2025		3,876,721	64,065
Balance at Ending (Values) at Sep. 30, 2025		$ 37,673,000	$ 500,000
Balance at Ending (Shares) at Sep. 30, 2025				3,632,165
Balance at Ending (Values) at Sep. 30, 2025	$ (19,250,000)			$ 1,000	191,000	(16,000)	(19,426,000)
Balance at Beginning (Shares) at Dec. 31, 2024		3,876,721	64,065						3,876,721	64,065
Balance at Beginning (Values) at Dec. 31, 2024		$ 37,672,616	$ 500,000						$ 37,673,000	$ 500,000
Balance at Beginning (Shares) at Dec. 31, 2024	3,627,242			3,627,242				3,627,242			5,745,000
Balance at Beginning (Values) at Dec. 31, 2024	$ (11,899,000)			$ 575	96,013	(10,141)	(11,986,377)	$ (11,899,000)			$ 1,000	96,000	(10,000)	(11,986,000)
Issuance of common shares upon exercise of stock option (Shares)				4,923
Issuance of common shares upon exercise of stock option (Values)	10,218				10,218
Stock-based compensation expense (Values)	124,847				124,847
Foreign currency translation adjustment	(10,876)					(10,876)
Net loss	$ (9,115,026)						(9,115,026)
Balance at Ending (Shares) at Dec. 31, 2025		3,876,721	64,065						3,876,721	64,065
Balance at Ending (Values) at Dec. 31, 2025		$ 37,672,616	$ 500,000						$ 37,673,000	$ 500,000
Balance at Ending (Shares) at Dec. 31, 2025	3,632,165			3,632,165				3,627,242			5,752,800
Balance at Ending (Values) at Dec. 31, 2025	$ (20,890,000)			$ 575	231,078	(21,017)	(21,101,403)	$ (20,890,000)			$ 1,000	231,000	(21,000)	(21,101,000)
Balance at Ending (Values) at Dec. 31, 2025	(20,890,767)							$ (20,890,767)
Balance at Beginning (Shares) at Mar. 31, 2025		3,876,721	64,065
Balance at Beginning (Values) at Mar. 31, 2025		$ 37,673,000	$ 500,000
Balance at Beginning (Shares) at Mar. 31, 2025				3,627,242
Balance at Beginning (Values) at Mar. 31, 2025	(14,125,000)			$ 1,000	117,000	(10,000)	(14,233,000)
Issuance of common shares upon exercise of stock option (Shares)				2,714
Issuance of common shares upon exercise of stock option (Values)	5,000				5,000
Stock-based compensation expense (Values)	35,000				35,000
Foreign currency translation adjustment (Values)	(3,000)					(3,000)
Net loss	(2,746,000)						(2,746,000)
Balance at Ending (Shares) at Jun. 30, 2025		3,876,721	64,065
Balance at Ending (Values) at Jun. 30, 2025		$ 37,673,000	$ 500,000
Balance at Ending (Shares) at Jun. 30, 2025				3,629,956
Balance at Ending (Values) at Jun. 30, 2025	(16,834,000)			$ 1,000	157,000	(13,000)	(16,979,000)
Issuance of common shares upon exercise of stock option (Shares)				2,209
Issuance of common shares upon exercise of stock option (Values)	5,000				5,000
Stock-based compensation expense (Values)	29,000				29,000
Foreign currency translation adjustment	(3,000)
Foreign currency translation adjustment (Values)	(3,000)					(3,000)
Net loss	(2,447,000)						(2,447,000)
Balance at Ending (Shares) at Sep. 30, 2025		3,876,721	64,065
Balance at Ending (Values) at Sep. 30, 2025		$ 37,673,000	$ 500,000
Balance at Ending (Shares) at Sep. 30, 2025				3,632,165
Balance at Ending (Values) at Sep. 30, 2025	$ (19,250,000)			$ 1,000	191,000	(16,000)	(19,426,000)
Balance at Beginning (Shares) at Dec. 31, 2025		3,876,721	64,065						3,876,721	64,065
Balance at Beginning (Values) at Dec. 31, 2025		$ 37,672,616	$ 500,000						$ 37,673,000	$ 500,000
Balance at Beginning (Shares) at Dec. 31, 2025	3,632,165			3,632,165				3,627,242			5,752,800
Balance at Beginning (Values) at Dec. 31, 2025	$ (20,890,000)			$ 575	231,078	(21,017)	(21,101,403)	$ (20,890,000)			$ 1,000	231,000	(21,000)	(21,101,000)
Retrospective application of the Exchange Ratio to the Company's common shares (Note 1) (Shares)															(2,120,635)
Stock-based compensation expense (Values)	40,000				40,000
Foreign currency translation adjustment (Values)	(5,000)					(5,000)
Net loss	(2,091,000)						(2,091,000)
Balance at Ending (Shares) at Mar. 31, 2026		3,876,721	64,065
Balance at Ending (Values) at Mar. 31, 2026		$ 37,673,000	$ 500,000
Balance at Ending (Shares) at Mar. 31, 2026				3,632,165
Balance at Ending (Values) at Mar. 31, 2026	$ (22,946,000)			$ 1,000	271,000	(26,000)	(23,192,000)
Balance at Beginning (Shares) at Dec. 31, 2025		3,876,721	64,065						3,876,721	64,065
Balance at Beginning (Values) at Dec. 31, 2025		$ 37,672,616	$ 500,000						$ 37,673,000	$ 500,000
Balance at Beginning (Shares) at Dec. 31, 2025	3,632,165			3,632,165				3,627,242			5,752,800
Balance at Beginning (Values) at Dec. 31, 2025	$ (20,890,000)			$ 575	231,078	(21,017)	(21,101,403)	$ (20,890,000)			$ 1,000	$ 231,000	$ (21,000)	$ (21,101,000)
Conversion of convertible preferred stock into common stock in connection with the Merger (Values)	38,173,000	$ (37,673,000)	$ (500,000)		38,173,000
Conversion of convertible preferred stock into common stock in connection with the Merger (Shares)		(3,876,721)	(64,065)	2,488,103
Issuance of preferred shares, net of issuance costs (Shares)				1,032,550
Issuance of preferred shares, net of issuance costs (Values)	$ 23,713,000				23,713,000
Issuance of common shares upon exercise of stock option (Shares)	11,679			11,679
Issuance of common shares upon exercise of stock option (Values)	$ 24,000				24,000
Retrospective application of the Exchange Ratio to the Company's common shares (Note 1) (Shares)															(2,120,635)
Stock-based compensation expense (Values)	428,000				428,000
Foreign currency translation adjustment	(10,000)
Foreign currency translation adjustment (Values)	(10,000)					(10,000)
Net loss	(6,461,000)						(6,461,000)
Net loss	$ (6,461,000)
Balance at Ending (Shares) at Sep. 30, 2026		0	0
Balance at Ending (Values) at Sep. 30, 2026		$ 0	$ 0
Balance at Ending (Shares) at Sep. 30, 2026	8,026,384			8,026,384
Balance at Ending (Values) at Sep. 30, 2026	$ 33,141,000			$ 1,000	60,733,000	(31,000)	(27,562,000)
Equity of Unite Acquisition 2 Corp. at the time of the exchange (Values)	(780,000)						(780,000)
Equity of Unite Acquisition 2 Corp. at the time of the exchange (Shares)				1,000,000
Recapitalization of Unite Acquisition 2 Corp. accumulated deficit at time of the exchange (Values)	0				(780,000)		780,000
Issuance of restricted common shares (Shares)				$ 505,098
Repurchase of common shares (Shares)				(643,211)
Stock Repurchased During Period, Value	(1,056,000)				(1,056,000)
Balance at Beginning (Shares) at Mar. 31, 2026		3,876,721	64,065
Balance at Beginning (Values) at Mar. 31, 2026		$ 37,673,000	$ 500,000
Balance at Beginning (Shares) at Mar. 31, 2026				3,632,165
Balance at Beginning (Values) at Mar. 31, 2026	(22,946,000)			$ 1,000	271,000	(26,000)	(23,192,000)
Issuance of common shares upon exercise of stock option (Shares)				6,313
Issuance of common shares upon exercise of stock option (Values)	13,000				13,000
Stock-based compensation expense (Values)	251,000				251,000
Foreign currency translation adjustment (Values)	(4,000)					(4,000)
Net loss	(2,404,000)						(2,404,000)
Balance at Ending (Shares) at Jun. 30, 2026		3,876,721	64,065
Balance at Ending (Values) at Jun. 30, 2026		$ 37,673,000	$ 500,000
Balance at Ending (Shares) at Jun. 30, 2026				3,500,365
Balance at Ending (Values) at Jun. 30, 2026	(25,090,000)			$ 1,000	535,000	(30,000)	(25,596,000)
Repurchase of common shares (Shares)				(138,113)
Conversion of convertible preferred stock into common stock in connection with the Merger (Values)	$ 38,173,000	$ (37,673,000)	$ (500,000)		38,173,000
Conversion of convertible preferred stock into common stock in connection with the Merger (Shares)	2,488,103	(3,876,721)	(64,065)	2,488,103
Issuance of preferred shares, net of issuance costs (Shares)				1,032,550
Issuance of preferred shares, net of issuance costs (Values)	$ 23,713,000				23,713,000
Issuance of common shares upon exercise of stock option (Shares)				5,366
Issuance of common shares upon exercise of stock option (Values)	11,000				11,000
Stock-based compensation expense (Values)	137,000				137,000
Foreign currency translation adjustment	(1,000)
Foreign currency translation adjustment (Values)	(1,000)					(1,000)
Net loss	$ (1,966,000)						(1,966,000)
Balance at Ending (Shares) at Sep. 30, 2026		0	0
Balance at Ending (Values) at Sep. 30, 2026		$ 0	$ 0
Balance at Ending (Shares) at Sep. 30, 2026	8,026,384			8,026,384
Balance at Ending (Values) at Sep. 30, 2026	$ 33,141,000			$ 1,000	60,733,000	$ (31,000)	(27,562,000)
Equity of Unite Acquisition 2 Corp. at the time of the exchange (Values)	(780,000)						(780,000)
Equity of Unite Acquisition 2 Corp. at the time of the exchange (Shares)				1,000,000
Recapitalization of Unite Acquisition 2 Corp. accumulated deficit at time of the exchange (Values)					(780,000)		$ 780,000
Issuance of restricted common shares (Shares)				$ 505,098
Repurchase of common shares (Shares)				(505,098)
Stock Repurchased During Period, Value	$ (1,056,000)				$ (1,056,000)